Related party transactions - Summary of Transactions Due From Related Parties (Detail) - CNY (¥) ¥ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Schedule Of Transactions Due From Related Parties [Line Items]
Prepayments to related parties	¥ 9,079	¥ 3,232
Loans to related parties	300	900
Nanjing Animal Pharmaceutical [Member]
Schedule Of Transactions Due From Related Parties [Line Items]
Prepayments to related parties	2,000	1,650
Wuhan Chunzhijin [Member]
Schedule Of Transactions Due From Related Parties [Line Items]
Other receivables from related parties	2,988	7,594
Yan Jiang [Member]
Schedule Of Transactions Due From Related Parties [Line Items]
Loans to related parties	200	200
Fei Wang [Member]
Schedule Of Transactions Due From Related Parties [Line Items]
Loans to related parties	0	500
Lijun Zhou [Member]
Schedule Of Transactions Due From Related Parties [Line Items]
Loans to related parties	0	200
Weishi Network [Member]
Schedule Of Transactions Due From Related Parties [Line Items]
Prepayments to related parties	1,582	1,582
Merchant Tycoon Limited [Member]
Schedule Of Transactions Due From Related Parties [Line Items]
Loans to related parties	100	0
Superb Origin International Limited [Member]
Schedule Of Transactions Due From Related Parties [Line Items]
Prepayments to related parties	¥ 5,497	¥ 0